Investments - Schedule of Fair Value of Investment (Details) (FaceBank Group, Inc Pre-Merger) - Nexway AG [Member] $ / shares in Units, $ in Thousands	Mar. 31, 2020 USD ($) $ / shares shares
Fair value - investment in Nexway | $	$ 2,374
FaceBank Group, Inc Pre-Merger [Member]
Price per share | $ / shares	$ 5.28
Exchange rate	1.1032
Nexway shares held by the Company | shares	407,550
Fair value - investment in Nexway | $	$ 2,374
FaceBank Group, Inc Pre-Merger [Member] | EUR [Member]
Price per share | $ / shares	$ 5.28